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Issued by

CONSECO VARIABLE INSURANCE COMPANY
----------------------------------




                                  C O N S E C O

                                  A D V A N T A G E   P L U S
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                                  FIXED AND VARIABLE ANNUITY






                                             FEBRUARY 11, 2000


                    P  R  O  S  P  E  C  T  U  S


                            CONSECO VARIABLE INSURANCE COMPANY
                                    VARIABLE ANNUITY ACCOUNT H






                      This cover is not part of the prospectus.

                                                                      [LOGO](SM)
                                                                C O N S E C O(R)

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                         THE FIXED AND VARIABLE ANNUITY
                                    ISSUED BY
                       CONSECO VARIABLE ANNUITY ACCOUNT H
                                      AND
                       CONSECO VARIABLE INSURANCE COMPANY
              (FORMERLY, GREAT AMERICAN RESERVE INSURANCE COMPANY)


     This prospectus describes the individual fixed and variable annuity contract offered by Conseco Variable Insurance Company (we, us, our). This contract provides for the accumulation of contract values and subsequent annuity payments on a fixed basis, a variable basis or a combination of both.

     The annuity contract has 41 investment options--a fixed account of ours and 40 investment portfolios listed below. You can put your money in the fixed account and/or the investment portfolios. Currently, you can invest in up to 15 investment portfolios at one time. In certain states, your contract may not contain a fixed account option.

CONSECO SERIES TRUST
MANAGED BY CONSECO CAPITAL MANAGEMENT, INC.
   o  Balanced Portfolio
   o  Equity Portfolio
   o  Fixed Income Portfolio
   o  Government Securities Portfolio
   o  Money Market Portfolio

THE ALGER AMERICAN FUND
MANAGED BY FRED ALGER MANAGEMENT, INC.
   o  Alger American Growth Portfolio
   o  Alger American Leveraged AllCap Portfolio
   o  Alger American MidCap Growth Portfolio
   o  Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
MANAGED BY AMERICAN CENTURY INVESTMENT  MANAGEMENT, INC.
   o  VP Income & Growth
   o  VP International
   o  VP Value

BERGER INSTITUTIONAL PRODUCTS TRUST
MANAGED BY BERGER ASSOCIATES, INC.
   o  Berger IPT--Growth Fund
   o  Berger IPT--Growth and Income Fund
   o  Berger IPT--Small Company Growth Fund
MANAGED BY BBOI WORLDWIDE, LLC
   o  Berger/BIAM IPT--International Fund

THE DREYFUS SOCIALLY RESPONSIBLE  GROWTH FUND, INC.
MANAGED BY THE DREYFUS CORPORATION

DREYFUS STOCK INDEX FUND
MANAGED BY THE DREYFUS CORPORATION

DREYFUS VARIABLE INVESTMENT FUND
MANAGED BY THE DREYFUS CORPORATION
   o  Disciplined Stock Portfolio
   o  International Value Portfolio

FEDERATED INSURANCE SERIES
MANAGED BY FEDERATED INVESTMENT MANAGEMENT CO.
   o  Federated High Income Bond Fund II
   o  Federated Utility Fund II
MANAGED BY FEDERATED GLOBAL INVESTMENT MANAGEMENT CORP.
   o  Federated International Equity Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC.
MANAGED BY INVESCO FUNDS GROUP, INC.
   o  INVESCO VIF - High Yield Fund
   o  INVESCO VIF - Equity Income Fund

JANUS ASPEN SERIES
MANAGED BY JANUS CAPITAL CORPORATION
   o  Aggressive Growth Portfolio
   o  Growth Portfolio
   o  Worldwide Growth Portfolio

--------------------------------------------------------------------------------
     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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LAZARD RETIREMENT SERIES, INC.
MANAGED BY LAZARD ASSET MANAGEMENT
   o  Lazard Retirement Equity Portfolio
   o  Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
MANAGED BY LORD, ABBETT & CO.
   o  Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
MANAGED BY MITCHELL HUTCHINS ASSET  MANAGEMENT, INC.
   o  Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
MANAGED BY NEUBERGER BERMAN MANAGEMENT INC.
   o  Limited Maturity Bond Portfolio
   o  Partners Portfolio

STRONG OPPORTUNITY FUND II, INC.
MANAGED BY STRONG CAPITAL MANAGEMENT, INC.
   o  Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.
MANAGED BY STRONG CAPITAL MANAGEMENT, INC.
   o  Strong MidCap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST
MANAGED BY VAN ECK ASSOCIATES CORPORATION
   o  Worldwide Bond Fund
   o  Worldwide Emerging Markets Fund
   o  Worldwide Hard Assets Fund
   o  Worldwide Real Estate Fund

     The expenses for a contract with a purchase payment credit are higher than a contract without the purchase payment credit and the amount of the purchase payment credit may be more than offset by the additional expenses attributable to the credit.

     Please read this prospectus before investing. You should keep it for future reference. It contains important information about the contract.

     To learn more about the contract, you can obtain a copy of our Statement of Additional Information (SAI) dated February 11, 2000. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on page 26 of this prospectus. For a free copy of the SAI, call us at (800) 824-2726 or write us at our administrative office: 11815 N. Pennsylvania Street, Carmel, Indiana 46032-4555.

THE CONTRACTS:

   O  ARE NOT BANK DEPOSITS
   O  ARE NOT FEDERALLY INSURED
   O  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
   O  ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL

February 11, 2000


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                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
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TABLE OF CONTENTS

                                                                            PAGE

INDEX OF SPECIAL TERMS......................................................   3
HIGHLIGHTS..................................................................   4
FEE TABLE...................................................................   5
THE COMPANY.................................................................  14
THE CONSECO ADVANTAGE PLUS ANNUITY CONTRACT.................................  14
PURCHASE....................................................................  14
INVESTMENT OPTIONS..........................................................  15
EXPENSES....................................................................  19
ACCESS TO YOUR MONEY........................................................  22
DEATH BENEFIT...............................................................  22
ANNUITY PAYMENTS (THE ANNUITY PERIOD).......................................  24
TAXES ......................................................................  26
PERFORMANCE.................................................................  27
OTHER INFORMATION...........................................................  28
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION................  29



INDEX OF SPECIAL TERMS

     We have written this prospectus in plain English. By the very nature of the contract, however, certain technical words or terms are unavoidable. We have identified some of these words or terms below. The page reference indicated here is where you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                                            Page

Accumulation Period.........................................................   4
Accumulation Unit...........................................................  21
Annuitant...................................................................  24
Annuity Date................................................................  24
Annuity Options.............................................................  24
Annuity Payments............................................................  24
Annuity Period..............................................................   4
Annuity Unit................................................................  21
Beneficiary.................................................................  28
Contract....................................................................  14
Fixed Account...............................................................  17
Investment Portfolios.......................................................  15
Joint Owner.................................................................  28
Non-Qualified...............................................................  26
Owner.......................................................................  28
Purchase Payment............................................................  14
Qualified...................................................................  26
Tax-Deferral................................................................  26


                                                                               3
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HIGHLIGHTS

     The variable annuity contract that we are offering is a contract between you (the owner) and us (the insurance company). The contract provides a means for investing on a tax deferred basis in our fixed account (where available) and 40 investment portfolios. The contract is intended for retirement savings or other long-term tax-deferred investment purposes.

     The contract has a purchase payment credit feature under which we will credit an additional 4% to each purchase payment (purchase payment credit) you make. We call this the credit feature. The contract also offers a guaranteed minimum death benefit option and a guaranteed minimum income benefit option. These options guarantee minimum death benefit and annuity payment amounts. There is an additional charge for these options.

     All deferred annuity contracts, like the contract, have two periods: the accumulation period and the annuity period. During the accumulation period, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the accumulation period, we may assess a charge of up to 8% of each purchase payment withdrawn. The annuity period occurs when you begin receiving regular annuity payments from your contract.

     You can choose to receive annuity payments on a variable basis, on a fixed basis or a combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolios you select for the annuity period. If you choose fixed payments, the amount of the fixed annuity payments are constant for the entire annuity period.

     FREE LOOK. If you cancel the contract within 10 days after receiving it (or whatever longer time period is required in your state), we will cancel the contract without assessing a contingent deferred sales charge. You will receive whatever your contract is worth on the day we receive your request for cancellation (less the purchase payment credit). This may be more or less than your original payment. We will return your original payment if required by law.

     TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out during the accumulation period, earnings come out first and are taxed as ordinary income. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the annuity period are considered partly a return of your original investment. The part of each payment that is a return of your investment is not taxable as income.

     INQUIRIES.  If you need more  information,  please  contact us at:

Conseco Variable Insurance Company
11815 N. Pennsylvania Street
Carmel, Indiana 46032
(800) 824-2726



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                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
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FEE TABLE

     The purpose of the Fee Table is to show you the various contract expenses you will pay directly or indirectly. The Fee Table reflects expenses of the Separate Account as well as the investment portfolios.

OWNER TRANSACTION EXPENSES:
Contingent  Deferred  Sales Charge:  (as a percentage of Purchase  Payments)(See
Note 1)

         NO. OF CONTRACT YEARS FROM                        CONTINGENT DEFERRED
         RECEIPT OF PURCHASE PAYMENT                       SALES CHARGE PERCENT
         -----------------------------------------------------------------------
         0-1...............................................  8%
         2.................................................  8%
         3.................................................  8%
         4.................................................  8%
         5.................................................  7%
         6.................................................  6%
         7.................................................  5%
         8.................................................  3%
         9.................................................  1%
         10 or more........................................  0%
         -----------------------------------------------------------------------

TRANSFER FEE: (See Note 2)     No charge for one transfer in each 30 day period
                               during the accumulation period. Thereafter, we will charge a fee of $25 per transfer. We will not charge for the two transfers allowed each contract year during the annuity period.

CONTRACT MAINTENANCE CHARGE:   $30 per contract per year (See Note 3)

SEPARATE ACCOUNT ANNUAL EXPENSES: (See Note 4)
(as a percentage of average account value)

                                                                                INSURANCE CHARGES
                                                                                (COMPRISED OF THE
                                                                              MORTALITY AND EXPENSE
                                                                                 RISK CHARGE AND           TOTAL SEPARATE ACCOUNT
                                                                              ADMINISTRATIVE CHARGE)            ANNUAL EXPENSES
                                                                              ----------------------       ----------------------
Standard contract ..........................................................            1.40%                       1.40%

Contract with guaranteed minimum death benefit (current charge).............            1.70%                       1.70%
Contract with guaranteed minimum death benefit (maximum charge).............            1.90%                       1.90%

Contract with guaranteed minimum death benefit and
  guaranteed minimum income benefit (current charge) .......................            2.00%                       2.00%
Contract with guaranteed minimum death benefit and
  guaranteed minimum income benefit (maximum charge) .......................            2.40%                       2.40%

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INVESTMENT PORTFOLIO EXPENSES:
(as a percentage of the average daily net assets of an investment portfolio)

                                                                                              TOTAL ANNUAL
                                                                           OTHER EXPENSES      PORTFOLIO
                                                                           (AFTER EXPENSE       EXPENSES
                                                                            REIMBURSEMENT    (AFTER EXPENSE
                                                    MANAGEMENT     12b-1     FOR CERTAIN    REIMBURSEMENT FOR
                                                       FEES         FEES     PORTFOLIOS)    CERTAIN PORTFOLIOS)
---------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST (5)

Balanced Portfolio (6) ..........................      0.75%         --         0.00%               0.75%
Equity Portfolio (6) ............................      0.80%         --         0.00%               0.80%
Fixed Income Portfolio ..........................      0.70%         --         0.00%               0.70%
Government Securities Portfolio .................      0.70%         --         0.00%               0.70%
Money Market Portfolio (6) ......................      0.45%         --         0.00%               0.45%

THE ALGER AMERICAN FUND

Alger American Growth Portfolio .................      0.75%         --         0.04%               0.79%
Alger American Leveraged AllCap
Portfolio (7) ...................................      0.85%         --         0.11%               0.96%
Alger American Mid Cap Growth
Portfolio .......................................      0.80%         --         0.04%               0.84%
Alger American Small
Capitalization Portfolio ........................      0.85%         --         0.04%               0.89%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth ..............................      0.70%         --         0.00%               0.70%
VP International ................................      1.50%         --         0.00%               1.50%
VP Value ........................................      1.00%         --         0.00%               1.00%

BERGER INSTITUTIONAL PRODUCTS TRUST

Berger IPT--Growth Fund (8) .....................      0.00%         --         1.00%               1.00%
Berger IPT--Growth and Income
Fund (8) ........................................      0.00%         --         1.00%               1.00%
Berger IPT--Small Company Growth Fund (8) .......      0.00%         --         1.15%               1.15%
Berger/BIAM IPT--International Fund (8) .........      0.00%         --         1.20%               1.20%

THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC. ...............................      0.75%         --         0.05%               0.80%

DREYFUS STOCK INDEX FUND ........................      0.25%         --         0.01%               0.26%

DREYFUS VARIABLE INVESTMENT FUND

Disciplined Stock Portfolio .....................      0.75%         --         0.13%               0.88%
International Value Portfolio ...................      1.00%         --         0.29%               1.29%

FEDERATED INSURANCE SERIES

Federated High Income Bond Fund II ..............      0.60%         --         0.18%               0.78%
Federated International Equity Fund II (9) ......      0.53%         --         0.72%               1.25%
Federated Utility Fund II (9) ...................      0.68%         --         0.25%               0.93%

INVESCO VARIABLE INVESTMENT FUNDS, INC ..........

INVESCO VIF - High Yield Fund (10)...............      0.60%         --         0.47%               1.07%
INVESCO VIF - Equity Income Fund (10)(11)........      0.75%         --         0.18%               0.93%

JANUS ASPEN SERIES

Aggressive Growth Portfolio .....................      0.72%         --         0.03%               0.75%
Growth Portfolio (12)............................      0.65%         --         0.03%               0.68%
Worldwide Growth Portfolio (12)..................      0.65%         --         0.07%               0.72%

LAZARD RETIREMENT SERIES, INC. ..................

Lazard Retirement Equity Portfolio (13)..........      0.75%       0.25%        0.25%               1.25%
Lazard Retirement Small Cap Portfolio (13).......      0.75%       0.25%        0.25%               1.25%


6
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                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
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
                                                                                              TOTAL ANNUAL
                                                                           OTHER EXPENSES      PORTFOLIO
                                                                           (AFTER EXPENSE       EXPENSES
                                                                            REIMBURSEMENT    (AFTER EXPENSE
                                                    MANAGEMENT     12b-1     FOR CERTAIN    REIMBURSEMENT FOR
                                                       FEES         FEES     PORTFOLIOS)    CERTAIN PORTFOLIOS)
---------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.

Growth and Income Portfolio .....................      0.50%         --         0.26%               0.76%

MITCHELL HUTCHINS SERIES TRUST

Growth and Income Portfolio .....................      0.70%         --         0.34%               1.04%

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (14)

Limited Maturity Bond Portfolio .................      0.65%         --         0.11%               0.76%
Partners Portfolio ..............................      0.78%         --         0.06%               0.84%

STRONG OPPORTUNITY FUND II, INC.

Opportunity Fund II .............................      1.00%         --         0.14%               1.14%

STRONG VARIABLE INSURANCE FUNDS, INC.

Strong Mid Cap Growth Fund II (15) ..............      1.00%         --         0.20%               1.20%

VAN ECK WORLDWIDE INSURANCE TRUST (16)

Worldwide Bond Fund .............................      1.00%         --         0.15%               1.15%
Worldwide Emerging Markets Fund .................      1.00%         --         0.61%               1.61%
Worldwide Hard Assets Fund ......................      1.00%         --         0.20%               1.20%
Worldwide Real Estate Fund ......................      1.00%         --         4.32%               5.32%

EXPLANATION OF FEE TABLE AND EXAMPLES:

     1. Once each contract year, you can take money out of your contract, without the contingent deferred sales charge, of an amount equal to the greater of:

        (i)     10% of the value of your contract (on a non-cumulative basis);

        (ii)    the IRS minimum  distribution  requirement  for your contract if
                issued  in  connection   with  certain   Individual   Retirement
                Annuities; or

        (iii) the total of your purchase payments that have been in the contract more than 9 complete years.

     2. We will not charge you the transfer fee even if there is more than one transfer in a 30-day period during the accumulation period if the transfer is for the dollar cost averaging or rebalancing programs. We will also not charge you a transfer fee on transfers made at the end of the free look period. All reallocations made on the same day count as one transfer.

     3. We will not charge the contract maintenance charge if the value of your contract is $50,000 or more (we may discontinue this practice in the future and assess the contract maintenance charge even if your contract value is $50,000 or more). However, if you make a complete withdrawal, we will charge the full contract maintenance charge for the year.

     4. The Fee Table and contract refer to Insurance Charges. The Insurance Charge is equivalent to the aggregate charges that until recently were referred to as a Mortality and Expense Risk Charge and an Administrative Charge by many companies issuing variable annuity contracts. Throughout this prospectus we will refer to this charge as an Insurance Charge.

     The Fee Table reflects the current Insurance Charges for your contract. We reserve the right to increase the Insurance Charge, in the future, for contracts with the guaranteed minimum death benefit and for contracts with the guaranteed minimum death benefit and the guaranteed minimum

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income benefit. These maximum charges are also reflected in the Fee Table.

     5. The expense information in the table has been restated to reflect current fees. Pursuant to a contractual arrangement with Conseco Series Trust, Conseco Capital Management, Inc., the Trust's adviser, has agreed to waive fees and/or reimburse portfolio expenses through 4/30/00, so that the annual operating expenses of each portfolio are limited to the Total Annual Expenses for each respective portfolio, as set forth above. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The total percentages in the above table are after reimbursement. In the absence of expense reimbursement, the total estimated fees and expenses for 1999 would total: 0.83% for the Money Market Portfolio; 0.97% for the Government Securities Portfolio; 0.89% for the Fixed Income Portfolio; 1.01% for the Balanced Portfolio and 0.95% for the Equity Portfolio.

     6. Conseco Capital Management, Inc., since January 1, 1993, has waived its management fees in excess of the annual rates set forth above. Absent such fee waivers, the management fees would be: .85% for the Balanced Portfolio; .85% for the Equity Portfolio; and .70% for the Money Market Portfolio.

     7. The Alger American Leveraged AllCap Portfolio's "Other Expenses" includes .03% of interest expense.

     8. The Funds' investment advisers have agreed to waive their advisory fee and reimburse the Funds for additional expenses to the extent that normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of each of the Berger IPT--Growth Fund and the Berger IPT--Growth and Income Fund exceed 1.00%, the normal operating expenses in any fiscal year of the Berger IPT--Small Company Growth Fund exceed 1.15%, and the normal operating expenses of the Berger/BIAM IPT--International Fund exceed 1.20% of the respective Fund's average daily net assets. Absent the waiver and reimbursement, the Management Fee for the Berger IPT--Growth Fund, Berger IPT--Growth and Income Fund, Berger IPT--Small Company Growth Fund and Berger/BIAM IPT--International Fund would have been .75%, .75%, .90%, and .90% respectively, and their Total Annual Portfolio Expenses would have been 2.88%, 1.99%, 2.19% and 2.85%, respectively.

     9. In the absence of a voluntary waiver by Federated Investment Management Company, the Funds' investment adviser, the Management Fee and Total Annual Portfolio Expenses would have been 0.75% and 1.00%, respectively, for Utility Fund II. Absent a voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses by Federated Investment Management Company, the Management Fee and Total Annual Portfolio Expenses for International Equity Fund II would have been 1.00% and 1.72%, respectively.

     10. The Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown because its transfer agent and/or custodian fees were reduced under expense offset arrangements. Because of an SEC requirement, the figures shown do not reflect these reductions.

     11. Certain expenses of the Fund are being absorbed voluntarily by INVESCO Funds Group, Inc. pursuant to a commitment to the Fund. In the absence of such absorption, Other Expenses and Total Annual Fund Operating Expenses for the year ended December 31, 1998 were 0.42% and 1.17%, respectively. This commitment may be changed at any time following consultation with the board of directors.

     12. The expense figures shown are net of certain fee waivers or reductions from Janus Capital Corporation, the investment adviser of the Janus Aspen Series. Without such waivers or reductions, the total fees and expenses in 1998 would have totaled: 0.75% for Growth and 0.74% for Worldwide Growth.

     13. Lazard Asset Management, the Fund's investment adviser, has voluntarily agreed to reimburse all expenses through December 31, 1999 to the extent total annual portfolio expenses exceed in any fiscal year 1.25% of the Portfolio's average daily net assets. Absent such an agreement with the adviser, the total annual portfolio expenses for the year ended December 31, 1998 would have been 21.32% for the Lazard Retirement Equity Portfolio and 16.20% for the Lazard Retirement Small Cap Portfolio.

     14. Neuberger Berman Advisers Management Trust is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Man-

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
--------------------------------------------------------------------------------

agers Trust. The figures reported under "Management Fees" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, "Other Expenses" includes all other expenses of the Portfolio and its corresponding Series.

     15. Strong Capital Management, Inc., the investment adviser of the Strong Mid Cap Growth Fund II, has voluntarily agreed to cap the Fund's total operating expenses at 1.20%. In the absence of the expense cap, total annual portfolio expenses for the year ended December 31, 1998 were 1.60%. The Adviser has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.

     16. Van Eck Associates Corporation (the "Adviser") agreed to assume expenses exceeding 1.50% of the Worldwide Emerging Markets Fund's average daily net assets. The Worldwide Hard Assets Fund's Other Expenses was reduced by a fee arrangement based on cash balances left on deposit with the custodian and a directed brokerage arrangement where the Fund directs certain portfolio trades to a broker that, in turn, pays a portion of the Fund's expenses. This arrangement is not reflected in the table above. With these arrangements, the Other Expenses were 0.16% and Total Portfolio Expenses were 1.16%. For the Worldwide Real Estate Fund, the Adviser agreed to waive its management fees and assume certain expenses for the period January 1, 1998 to February 28, 1998. The Adviser also agreed to assume expenses exceeding 1.00% of the Worldwide Real Estate Fund's average daily net assets for the period March 1, 1998 to December 31, 1998. The Worldwide Real Estate Fund expenses were also reduced by a fee arrangement based on cash balances left on deposit with the custodian and a directed brokerage arrangement where the Fund directs certain portfolio trades to a broker that, in turn, pays a portion of the Fund's expenses. With these arrangements, the management fee was 0%, the Other Expenses were 0.89% and Total Portfolio Expenses were 0.89% for the Worldwide Real Estate Fund.

--------------------------------------------------------------------------------

EXAMPLES:

     The Examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. For purposes of these examples, the assumed average contract size is $30,000.

     The examples in Chart 1 below assume that you do not elect the guaranteed minimum death benefit or the guaranteed minimum income benefit. The examples in Chart 2 below assume that you elect the guaranteed minimum death benefit and the guaranteed minimum income benefit and the maximum insurance charges (as opposed to the current charges for your Contract) apply.

     Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

     You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

     (a) If you surrender your contract at the end of each time period or if you annuitize your contract (except if your annuity date is on or after the 5th contract anniversary and you choose an annuity option that has a life contingency for a minimum of 5 years);

     (b)  If you do not surrender your contract.


                                                                  TIME PERIODS
CHART 1                                                        1 YEAR    3 YEARS
--------------------------------------------------------------------------------
CONSECO SERIES TRUST
Balanced...................................................   (a)$ 98    (a)$146
                                                              (b)$ 23    (b)$ 72
Equity.....................................................   (a)$ 99    (a)$148
                                                              (b)$ 24    (b)$ 74
Fixed Income...............................................   (a)$ 98    (a)$145
                                                              (b)$ 23    (b)$ 71
Government Securities......................................   (a)$ 98    (a)$145
                                                              (b)$ 23    (b)$ 71
Money Market...............................................   (a)$ 95    (a)$137
                                                              (b)$ 20    (b)$ 63
THE ALGER AMERICAN FUND
Alger American Growth......................................   (a)$ 98    (a)$148
                                                              (b)$ 24    (b)$ 73
Alger American Leveraged AllCap............................   (a)$100    (a)$153
                                                              (b)$ 26    (b)$ 79
Alger American MidCap Growth...............................   (a)$ 99    (a)$149
                                                              (b)$ 24    (b)$ 75
Alger American Small Capitalization........................   (a)$100    (a)$151
                                                              (b)$ 25    (b)$ 77
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth.........................................   (a)$ 98    (a)$145
                                                              (b)$ 23    (b)$ 71
VP International...........................................   (a)$106    (a)$170
                                                              (b)$ 31    (b)$ 95
VP Value...................................................   (a)$101    (a)$154
                                                              (b)$ 26    (b)$ 80
BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth.........................................   (a)$101    (a)$154
                                                              (b)$ 26    (b)$ 80
Berger IPT--Growth and Income..............................   (a)$101    (a)$154
                                                              (b)$ 26    (b)$ 80
Berger IPT--Small Company Growth...........................   (a)$102    (a)$159
                                                              (b)$ 28    (b)$ 85
Berger/BIAM IPT--International.............................   (a)$103    (a)$160
                                                              (b)$ 28    (b)$ 86

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. ........   (a)$ 99    (a)$148
                                                              (b)$ 24    (b)$ 74

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
--------------------------------------------------------------------------------

                                                                  TIME PERIODS
                                                               1 YEAR    3 YEARS
--------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND...................................   (a)$ 93    (a)$131
                                                              (b)$ 18    (b)$ 57

DREYFUS VARIABLE INVESTMENT FUND
Disciplined Stock..........................................   (a)$ 99    (a)$150
                                                              (b)$ 25    (b)$ 76
International Value........................................   (a)$104    (a)$163
                                                              (b)$ 29    (b)$ 89

FEDERATED INSURANCE SERIES
Federated High Income Bond II..............................   (a)$ 98    (a)$147
                                                              (b)$ 24    (b)$ 73
Federated International Equity II..........................   (a)$103    (a)$162
                                                              (b)$ 29    (b)$ 88
Federated Utility II-......................................   (a)$100    (a)$152
                                                              (b)$ 25    (b)$ 78

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - High Yield...................................   (a)$101    (a)$156
                                                              (b)$ 27    (b)$ 82
INVESCO VIF - Equity Income................................   (a)$100    (a)$152
                                                              (b)$ 25    (b)$ 78

JANUS ASPEN SERIES
Aggressive Growth..........................................   (a)$ 98    (a)$146
                                                              (b)$ 23    (b)$ 72
Growth.....................................................   (a)$ 97    (a)$144
                                                              (b)$ 23    (b)$ 70
Worldwide Growth...........................................   (a)$ 98    (a)$145
                                                              (b)$ 23    (b)$ 71

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity...................................   (a)$103    (a)$162
                                                              (b)$ 29    (b)$ 88
Lazard Retirement Small Cap.................................  (a)$103    (a)$162
                                                              (b)$ 29    (b)$ 88

LORD ABBETT SERIES FUND, INC.
Growth and Income..........................................   (a)$ 98    (a)$147
                                                              (b)$ 24    (b)$ 72

MITCHELL HUTCHINS SERIES TRUST
Growth and Income..........................................   (a)$101    (a)$155
                                                              (b)$ 26    (b)$ 81

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond......................................   (a)$ 98    (a)$147
                                                              (b)$ 24    (b)$ 72
Partners...................................................   (a)$ 99    (a)$149
                                                              (b)$ 24    (b)$ 75

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II........................................   (a)$102    (a)$159
                                                              (b)$ 27    (b)$ 84

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong MidCap Growth II....................................   (a)$103    (a)$160
                                                              (b)$ 28    (b)$ 86

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond.............................................   (a)$102    (a)$159
                                                              (b)$ 28    (b)$ 85
Worldwide Emerging Markets.................................   (a)$107    (a)$173
                                                              (b)$ 32    (b)$ 99
Worldwide Hard Assets......................................   (a)$102    (a)$159
                                                              (b)$ 28    (b)$ 85
Worldwide Real Estate......................................   (a)$146    (a)$284
                                                              (b)$ 71    (b)$209

--------------------------------------------------------------------------------

                                                                  TIME PERIODS
CHART 2                                                        1 YEAR    3 YEARS
--------------------------------------------------------------------------------

CONSECO SERIES TRUST

Balanced...................................................   (a)$109    (a)$178
                                                              (b)$ 34    (b)$103
Equity.....................................................   (a)$109    (a)$179
                                                              (b)$ 34    (b)$105
Fixed Income...............................................   (a)$108    (a)$176
                                                              (b)$ 33    (b)$102
Government Securities......................................   (a)$108    (a)$176
                                                              (b)$ 33    (b)$102
Money Market...............................................   (a)$105    (a)$168
                                                              (b)$ 31    (b)$ 94

THE ALGER AMERICAN FUND
Alger American Growth......................................   (a)$109    (a)$179
                                                              (b)$ 34    (b)$104
Alger American Leveraged AllCap............................   (a)$111    (a)$184
                                                              (b)$ 36    (b)$110
Alger American MidCap Growth...............................   (a)$109    (a)$180
                                                              (b)$ 35    (b)$106
Alger American Small Capitalization........................   (a)$110    (a)$182
                                                              (b)$ 35    (b)$107

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth.........................................   (a)$108    (a)$176
                                                              (b)$ 33    (b)$102
VP International...........................................   (a)$116    (a)$201
                                                              (b)$ 42    (b)$126
VP Value...................................................   (a)$111    (a)$185
                                                              (b)$ 36    (b)$111

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth.........................................   (a)$111    (a)$185
                                                              (b)$ 36    (b)$111
Berger IPT--Growth and Income..............................   (a)$111    (a)$185
                                                              (b)$ 36    (b)$111
Berger IPT--Small Company Growth...........................   (a)$113    (a)$190
                                                              (b)$ 38    (b)$115
Berger/BIAM IPT--International.............................   (a)$113    (a)$191
                                                              (b)$ 38    (b)$117

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC..........   (a)$109    (a)$179
                                                              (b)$ 34    (b)$105

DREYFUS STOCK INDEX FUND...................................   (a)$103    (a)$162
                                                              (b)$ 29    (b)$ 88

DREYFUS VARIABLE INVESTMENT FUND
Disciplined Stock..........................................   (a)$110    (a)$182
                                                              (b)$ 35    (b)$107
International Value........................................   (a)$114    (a)$194
                                                              (b)$ 39    (b)$120

FEDERATED INSURANCE SERIES
Federated High Income Bond II..............................   (a)$109    (a)$179
                                                              (b)$ 34    (b)$104
Federated International Equity II..........................   (a)$114    (a)$193
                                                              (b)$ 39    (b)$118
Federated Utility II.......................................   (a)$110    (a)$183
                                                              (b)$ 36    (b)$109

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - High Yield...................................   (a)$112    (a)$188
                                                              (b)$ 37    (b)$113
INVESCO VIF - Equity Income................................   (a)$110    (a)$183
                                                              (b)$ 36    (b)$109

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
--------------------------------------------------------------------------------

                                                                  TIME PERIODS
                                                               1 YEAR    3 YEARS
--------------------------------------------------------------------------------

JANUS ASPEN SERIES
Aggressive Growth..........................................   (a)$109    (a)$178
                                                              (b)$ 34    (b)$103
Growth.....................................................   (a)$108    (a)$175
                                                              (b)$ 33    (b)$101
Worldwide Growth...........................................   (a)$108    (a)$177
                                                              (b)$ 33    (b)$102

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity...................................   (a)$114    (a)$193
                                                              (b)$ 39    (b)$118
Lazard Retirement Small Cap................................   (a)$114    (a)$193
                                                              (b)$ 39    (b)$118
LORD ABBETT SERIES FUND, INC.
Growth and Income..........................................   (a)$109    (a)$178
                                                              (b)$ 34    (b)$103

MITCHELL HUTCHINS SERIES TRUST
Growth and Income..........................................   (a)$112    (a)$187
                                                              (b)$ 37    (b)$112

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond......................................   (a)$109    (a)$178
                                                              (b)$ 34    (b)$103
Partners...................................................   (a)$109    (a)$180
                                                              (b)$ 35    (b)$106

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II........................................   (a)$113    (a)$190
                                                              (b)$ 38    (b)$115

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong MidCap Growth II....................................   (a)$113    (a)$191
                                                              (b)$ 38    (b)$117

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond.............................................   (a)$113    (a)$190
                                                              (b)$ 38    (b)$115
Worldwide Emerging Markets.................................   (a)$118    (a)$204
                                                              (b)$ 43    (b)$129
Worldwide Hard Assets......................................   (a)$113    (a)$190
                                                              (b)$ 38    (b)$116
Worldwide Real Estate......................................   (a)$156    (a)$313
                                                              (b)$ 81    (b)$237

--------------------------------------------------------------------------------

THE COMPANY

     Conseco Variable Insurance Company (Conseco Variable) was originally organized in 1937. Prior to October 7, 1998, Conseco Variable Insurance Company was known as Great American Reserve Insurance Company. In certain states, we may still use the name Great American Reserve Insurance Company until our name change is approved in the state.


     We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are an indirect wholly-owned subsidiary of Conseco, Inc. Headquartered in Carmel, Indiana, Conseco, Inc. is one of middle America's leading sources for investment, insurance and lending products. Through its subsidiaries and a nationwide network of insurance agents and finance dealers, Conseco, Inc. provides solutions for wealth protection and wealth creation to more than 12 million customers.

THE CONSECO ADVANTAGE PLUS
ANNUITY CONTRACT

     This prospectus describes the variable annuity contract we are offering. An annuity is a contract between you (the owner) and our insurance company, where you make purchase payments and we promise to pay you an income in the form of periodic annuity payments. Until you decide to begin receiving annuity payments, your contract is in the accumulation period. Once you begin receiving annuity payments, your contract is in the annuity period.

     The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

     The contract is called a variable annuity because you can choose among the investment portfolios, and depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation period depends upon the investment performance of the investment portfolio(s) you select.

     You can choose to receive annuity payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the annuity payments you receive will depend upon the investment performance of the investment portfolio(s) you select for the annuity period. If you select to receive payments on a fixed basis, the payments you receive will remain level.

PURCHASE

PURCHASE PAYMENTS

     A PURCHASE PAYMENT is the money you give us to buy the contract. The minimum we will accept is $5,000 when the contract is bought as a non-qualified contract. If you are buying the contract as a qualified contract, the minimum we will accept is $2,000. We will accept up to $2,000,000 in purchase payments without our prior approval.

     You can make additional purchase payments of $500 or more to a non-qualified contract and $50 each month to a qualified contract. If you select the automatic payment check option, you can make additional payments of $200 each month for non-qualified contracts and $50 each month for qualified contracts.

PURCHASE PAYMENT CREDIT FEATURE

     Each time you make a purchase payment, we will credit an additional 4% to each purchase payment. We refer to these amounts as purchase payment credits. Purchase payment credits will be allocated in the same way as your purchase payment. An amount equal to the credits will be deducted if you make a withdrawal during the Free Look Period. After the Free Look Period ends, you will have a vested interest in the purchase payment credit amount. We will not deduct any earnings that result from the purchase payment credit at any time.

     Contract charges are deducted from contract value. Therefore, when we credit your contract with a purchase payment credit, your contract incurs expenses on the total contract value, which includes on the purchase payment credit amount. When you cancel your contract during the Free Look Period, you will forfeit your purchase payment credit. Since charges will have been assessed during the free look period against the higher amount (that is, the purchase payment plus the credit amount), it is possible that upon surrender, particularly in a declining market, you will receive

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
--------------------------------------------------------------------------------

less money back than you would have if you had not received the purchase payment credit. We expect to profit from certain charges assessed under the contract, including certain charges (i.e., the contingent deferred sales charge and the insurance charge) associated with the purchase payment credit.

     We reserve the right to limit the amount of purchase payment credits in the future. The purchase payment credit feature may not be available in your state.

     Conseco Variable has applied to the Securities and Exchange Commission for an exemption from certain provisions of the Investment Company Act of 1940 so that it can recapture any purchase payment credits applied to a contract as described above. Until such time as it receives approval of its exemptive request, it will not recapture any purchase payment credits.

ALLOCATION OF PURCHASE PAYMENTS

     When you purchase a contract, we will allocate your purchase payment as you direct such as to the fixed account (if available), and/or one or more of the investment portfolios you select. Currently, you can allocate money to as many as 15 investment portfolios at any one time plus the fixed account. When you make additional purchase payments, we will allocate them in the same way as your first purchase payment, unless you tell us otherwise. Allocation percentages must be in whole numbers.

     Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not provide us all of the information needed, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract as of the business day they are received. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern standard time.

FREE LOOK

     If you change your mind about owning the contract, you can cancel it within 10 days after receiving it (or whatever longer time period is required in your state). When you cancel the contract within this time period, we will not assess a contingent deferred sales charge. On the day we receive your request at our administrative office, we will return the value of your contract, less the purchase payment credits. In some states, we may be required to refund your purchase payment. If you have purchased the contract as an IRA, we are required to return your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required in your state).

INVESTMENT OPTIONS

INVESTMENT PORTFOLIOS

     The contract offers 40 INVESTMENT PORTFOLIOS which are listed below. YOU CAN INVEST IN UP TO 15 INVESTMENT PORTFOLIOS AT ANY ONE TIME. Additional investment portfolios may be available in the future. YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. COPIES OF THESE PROSPECTUSES ARE ATTACHED TO THIS PROSPECTUS.

CONSECO SERIES TRUST
  Managed by Conseco Capital Management, Inc.
    (Conseco Capital Management, Inc. is an
    affiliate of Conseco Variable)
  Balanced Portfolio
  Equity Portfolio
  Fixed Income Portfolio
  Government Securities Portfolio
  Money Market Portfolio

THE ALGER AMERICAN FUND
  Managed by Fred Alger
  Management, Inc.
  Alger American Growth Portfolio
  Alger American Leveraged AllCap Portfolio
  Alger American MidCap Growth Portfolio
  Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  Managed by American Century Investment
    Management, Inc.
  VP Income & Growth
  VP International
  VP Value (long-term capital growth with income as a secondary objective)

--------------------------------------------------------------------------------

BERGER INSTITUTIONAL PRODUCTS TRUST
  Managed by Berger Associates, Inc.
  Berger IPT--Growth Fund (long-term capital
    appreciation)
  Berger IPT--Growth and Income Fund
  Berger IPT--Small Company Growth Fund
  Managed by BBOI Worldwide, LLC
  Berger/BIAM  IPT--International Fund

THE DREYFUS SOCIALLY RESPONSIBLE
    GROWTH FUND, INC.
  Managed by The Dreyfus Corporation
    (NCM Capital Management Group, Inc.-
    sub-investment adviser)

DREYFUS STOCK INDEX FUND
  Managed by The Dreyfus Corporation (Mellon
    Equity Associates-index fund manager)

DREYFUS VARIABLE INVESTMENT FUND
  Managed by The Dreyfus Corporation
  Disciplined Stock Portfolio (seeks to outperform the total return performance of the Standard &
    Poor's 500 Composite Stock Price Index)
  International Value Portfolio

FEDERATED INSURANCE SERIES
   Managed by Federated Investment Management
     Company
   Federated High Income Bond Fund II
   Federated Utility Fund II
   Managed by Federated Global Investment
   Management Corp.
   Federated International Equity Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC.
  Managed by INVESCO Funds Group, Inc.
  INVESCO VIF - High Yield Fund (seeks high
    level of current income)
  INVESCO VIF - Equity Income Fund (seeks high current income with growth of capital as a secondary goal)

JANUS ASPEN SERIES
  Managed by Janus Capital Corporation
  Aggressive Growth Portfolio
  Growth Portfolio
  Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
  Managed by Lazard Asset Management
  Lazard Retirement Equity Portfolio
  Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
  Managed by Lord, Abbett & Co.
  Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
  Managed by Mitchell Hutchins Asset
    Management, Inc.
  Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  Managed by Neuberger Berman Management Inc.
  Limited Maturity Bond Portfolio
  Partners Portfolio (capital growth)

STRONG OPPORTUNITY FUND II, INC.
  Managed by Strong Capital Management, Inc.
  Opportunity Fund II (capital growth)

STRONG VARIABLE INSURANCE FUNDS, INC.
  Managed by Strong Capital Management, Inc.
  Strong Mid Cap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST
  Managed by Van Eck Associates Corporation
  Worldwide Bond Fund
  Worldwide Emerging Markets Fund
  Worldwide Hard Assets Fund
  Worldwide Real Estate Fund

     The investment objectives and policies of certain investment portfolios are similar to the investment objectives and policies of other mutual funds that the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of other such mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same advisers.

     Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

     We may enter into certain arrangements under which we are reimbursed by the
investment   portfolios'  advisers,   distributors  and/or  affiliates  for  the
administrative services which we provide to the funds.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
--------------------------------------------------------------------------------

THE FIXED ACCOUNT

     You can invest in the fixed account. The fixed account offers an interest rate that is guaranteed to be no less than 3% annually. If you select the fixed account, your money will be placed with our other general account assets. The fixed account option may not be available in your state.

THE GENERAL ACCOUNT

     During the annuity period, if you elect a fixed annuity your annuity payments will be paid out of our general account. We guarantee a specified interest rate used in determining the payments. If you elect a fixed annuity, the payments you receive will remain level. Fixed annuity payments from our general account are only available during the annuity period.

VOTING RIGHTS

     We are the legal owner of the investment portfolio shares. However, when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. Should we determine that we are no longer required to follow this voting procedure, we will vote the shares ourselves.

SUBSTITUTION

     We may be required to substitute one of the investment portfolios you have selected with another investment portfolio. We would not do this without the prior approval of the SEC. We may also limit further investment in an investment portfolio. We will give you notice of our intent to take either of these actions.

TRANSFERS

     You can transfer money among the fixed account and the investment portfolios. However, you cannot be invested in more than 15 investment portfolios, plus the fixed account at any time.

     TRANSFERS DURING THE ACCUMULATION PERIOD. You can make a transfer to or from the fixed account, and to or from any investment portfolio by providing us with a written request. The following apply to any transfer during the accumulation period:

     1. Currently, there are no limits on the number of transfers that can be made. However, if you make more than one transfer in a 30-day period, a transfer fee of $25 may be deducted.

     2. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio. This requirement is waived if the transfer is pursuant to the dollar cost averaging or rebalancing programs, or made at the end of the Free Look Period.

     3. You must leave at least $500 in each investment portfolio after you make a transfer unless the entire amount is being transferred.

     4. Transfers out of the Fixed Account are limited to 20% of the value of your contract in the fixed account every 6 months. This requirement is waived if the transfer is pursuant to the dollar cost averaging program.

     5. Your right to make transfers is subject to modification if we determine, in our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by us to be to the disadvantage of other owners. A modification could be applied to transfers to, or from, one or more of the investment portfolios and could include, but is not limited to:

     a.   the requirement of a minimum time period between each transfer;

     b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

     c. limiting the dollar amount that may be transferred between investment portfolios by an owner at any one time.

     6. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the accumulation period.

     TRANSFERS DURING THE ANNUITY PERIOD. You can only make 2 transfers every contract year during the annuity period. The 2 transfers are free. The following also apply to any transfer during the annuity period:

     1. You can make transfers at least 30 days before the due date of the next annuity payment for which the transfer will apply.


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     2. The minimum  amount  which you can transfer is $500 or your entire value in the investment portfolio.

     3. You must leave at least $500 in each investment portfolio after a transfer unless the entire amount is being transferred.

     4. No transfers can be made between the general account and the investment portfolios. You may only make transfers between the investment portfolios.

     5. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the annuity period.

     TELEPHONE TRANSFERS. You can elect to make transfers by telephone. You can also authorize someone else to make transfers for you. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the owner before we will make the telephone transfer. We will send you a written confirmation of the transfer. If we fail to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

     This product is not designed for professional market timing organizations. We reserve the right to modify the transfer privileges described above.

DOLLAR COST AVERAGING PROGRAM

     The dollar cost averaging program allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually from the Money Market Portfolio or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

     You must have at least $2,000 in the Money Market Portfolio or the fixed account in order to participate in the dollar cost averaging program.

     All dollar cost averaging transfers will be made on the first business day of the month. Dollar cost averaging must be for between 6-60 months. Dollar cost averaging will end when the value in the Money Market Portfolio or the fixed account is zero. We will notify you when that happens. You cannot cancel the dollar cost averaging program once it starts. A transfer request will not automatically terminate the program.

     If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. There is no additional charge for this program. However, we reserve the right to charge for this program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

REBALANCING PROGRAM

     Once your money has been allocated among the investment portfolios, the performance of each portfolio may cause your allocation to shift. If the value of your contract is at least $5,000, you can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our rebalancing program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the date you selected. You must use whole percentages in 1% increments for rebalancing. There will be no rebalancing within the fixed account. You can discontinue rebalancing at any time. You can change your rebalancing requests at any time in writing which we must receive before the next rebalancing date. If you participate in the rebalancing program, the transfers made under the program are not taken into account in determining any transfer fee. Currently, there is no charge for participating in the rebalancing program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

EXAMPLE:

     Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Fixed Income Portfolio and 60% to be in the Growth Portfolio. Over the next 21/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fixed Income Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fixed Income Portfolio to bring its value back to



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40% and use the money to buy more  units in the  Growth  Portfolio  to  increase those holdings to 60%.

ASSET ALLOCATION PROGRAM

     We understand the importance to you of having advice from a financial adviser regarding your investments in the contract (asset allocation program). Certain investment advisers have made arrangements with us to make their services available to you. Conseco Variable has not made any independent investigation of these advisers and is not endorsing such programs. You may be required to enter into an advisory agreement with your investment adviser to have the fees paid out of your contract during the accumulation phase.

     Conseco Variable will, pursuant to an agreement with you, make a partial withdrawal from the value of your contract to pay for the services of the investment adviser. If the contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 591/2, it may be subject to a tax penalty. If the contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a contingent deferred sales charge. You should consult a tax adviser regarding the tax treatment of the payment of investment adviser fees from your contract.

SWEEP PROGRAM

     You can elect to transfer (sweep) your earnings from the fixed account to the investment portfolios on a periodic and systematic basis.

EXPENSES

     There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE CHARGES

     Each day, we make a deduction for our insurance charges. The insurance charges, on an annual basis, are equal to 1.40% of the average daily value of the contract invested in an investment portfolio if you do not select either the guaranteed minimum death benefit or the guaranteed minimum income benefit.

     If, at the time of application, you select the guaranteed minimum death benefit, the insurance charges for your contract are equal to 1.70% on an annual basis. If, at the time of application, you select the guaranteed minimum death benefit and the guaranteed minimum income benefit, the insurance charges for your contract are equal to 2.00% on an annual basis. We may increase the insurance charges for your contract up to 1.90%, on an annual basis, if you select the guaranteed minimum death benefit. We may increase the insurance charges for your contract up to 2.40%, on an annual basis, if you select the guaranteed minimum death benefit and the guaranteed minimum income benefit.

     This charge is included in part of our calculation of the value of the accumulation units and the annuity units. The insurance charge is for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges are insufficient, then we will bear the loss. We do, however, expect to profit from this charge.

CONTRACT MAINTENANCE CHARGE

     During the accumulation period, every year on the anniversary of the date when your contract was issued, we deduct $30 from your contract as a contract maintenance charge. This charge is for certain administrative expenses associated with the contract.

     No contract maintenance charge is deducted during the annuity period. Currently, we do not deduct the contract maintenance charge if the value of your contract is $50,000 or more on the contract anniversary. If you make a full withdrawal on other than a contract anniversary, and the value of your contract is less than $50,000, we will deduct the full contract maintenance charge at the time of the full withdrawal. We may discontinue this practice in the future, meaning that we may assess the contract maintenance charge in the future even if you contract value is $50,000 or more. If, when you


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begin to receive  annuity  payments,  the annuity date is a different  date than your contract anniversary we will deduct the full contract maintenance charge on the annuity date unless the contract value on the annuity date is $50,000 or more.

     The contract maintenance charge will be deducted first from the fixed account. If there is insufficient value in the fixed account, the fee will then be deducted from the investment portfolio with the largest balance.

CONTINGENT DEFERRED SALES CHARGE

     During the accumulation period, you can make withdrawals from your contract. A contingent deferred sales charge may be assessed against purchase payments withdrawn. We keep track of each purchase payment you make. Subject to the waivers discussed below, if you make a withdrawal and it has been less than the stated number of years since you made your purchase payment, we will assess a contingent deferred sales charge. The contingent deferred sales charge compensates us for expenses associated with selling the contract. The charge is as follows:

         NO. OF CONTRACT YEARS FROM                         CONTINGENT DEFERRED
         RECEIPT OF PURCHASE PAYMENT                            SALES CHARGE
         -----------------------------------------------------------------------
         0-1...............................................          8%
         2.................................................          8%
         3.................................................          8%
         4.................................................          8%
         5.................................................          7%
         6.................................................          6%
         7.................................................          5%
         8.................................................          3%
         9.................................................          1%
         10 or more........................................          0%


     Each purchase payment has its own contingent deferred sales charge period. When you make a withdrawal, the charge is deducted first from purchase payments (oldest to newest), and then from earnings.

     For tax purposes, withdrawals are generally considered to have come from earnings first.

     FREE WITHDRAWALS. Once each contract year you can take money out of your contract, without the contingent deferred sales charge, of an amount equal to the greater of:

     o    10% of the value of your contract (on a non-cumulative basis);

     o the IRS minimum distribution requirement for this contract if it was issued as an individual retirement annuity; or

     o the total of your purchase payments that have been in the contract for more than 9 complete years.

     UNEMPLOYMENT BENEFIT. We will allow a one time free partial withdrawal of up to 50% of your contract value if:

     o    your contract has been in force for at least 1 year;

     o you provide us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

     o you were employed on a full time basis and working at least 30 hours per week on the date your contract was issued;

     o    your employment was involuntarily terminated by your employer; and

     o you certify to us that you are still unemployed when you make the withdrawal request.

     This benefit may not be available in your state.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

     We will reduce or eliminate the amount of the contingent deferred sales charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with us. We will not deduct a contingent deferred sales charge when a contract is issued to an officer, director or employee of our company or any of our affiliates. Any circumstances resulting in the reduction or elimination of the contingent deferred sales charge requires our prior approval. In no event will reduction or elimination of the contingent deferred sales charge be permitted where it would be unfairly discriminatory to any person.

TRANSFER FEE

     You can make one free transfer every 30 days during the accumulation period. If you make more than one transfer in a 30-day period, you may be charged a transfer fee of $25 per transfer. The two transfers permitted each year during the annuity



20
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period are free. We reserve the right to change the transfer fee.

     The transfer fee is deducted from the investment option that you transfer your funds from. If you transfer your entire interest from an investment option, the transfer fee is deducted from the amount transferred. If there are multiple investment options from which you transfer funds, the transfer fee will be deducted first from the fixed account, and then from the investment portfolio with the largest balance that is involved in the transfer.

     Transfers made at the end of the Free Look Period by us are not counted in determining the transfer fee. If the transfer is part of the dollar cost averaging or rebalancing program it will not count in determining the transfer fee. All reallocations made on the same date count as one transfer.

PREMIUM TAXES

     Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of the contract for them. These taxes are due either when the contract is issued or when annuity payments begin. It is our current practice to deduct these taxes when either annuity payments begin, a death benefit is paid or upon partial or full surrender of the contract. We may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.

INCOME TAXES

     We will deduct from the contract any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

     There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the attached fund prospectuses.

CONTRACT VALUE

     Your contract value is the sum of your interest in the various investment portfolios and our fixed account. Your interest in the investment portfolio(s) will vary depending upon the investment performance of the portfolios you choose. In order to keep track of your contract value in an investment portfolio, we use a unit of measure called an accumulation unit. During the annuity period of your contract we call the unit an annuity unit. The value of your contract is affected by the investment performance of the portfolios, the expenses of the portfolios and the deduction of charges under the contract.

ACCUMULATION UNITS

     Initially, the accumulation unit value for each account was arbitrarily set. Every business day, we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the previous period by a factor for the current period. The factor is determined by:

     1. dividing the value of an investment portfolio share at the end of the current period (and any charges for taxes) by the value of an investment portfolio share for the previous period; and

     2. subtracting the daily amount of the insurance charges.

     The value of an accumulation unit may go up or down from business day to business day.

     When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated, including any purchase payment credit, to an investment portfolio by the value of the accumulation unit for that investment portfolio. When you make a withdrawal, we deduct accumulation units from your contract representing the withdrawal. We also deduct accumulation units when we deduct certain charges under the contract.

     We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

EXAMPLE

     On Wednesday, we receive an additional purchase payment of $4,000 from you and we credit your contract with the 4% purchase payment credit. You have told us you want this to go to the Equity Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an accumulation unit for the Equity Portfolio is $12.25. We then divide $4,160



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($4,000 purchase payment plus $160 credit) by $12.25 and credit your contract on Wednesday night with 339.59 accumulation units for the Equity Portfolio.

ACCESS TO YOUR MONEY

   You can have access to the money in your  contract:

     o    by making a withdrawal (either a partial or a complete withdrawal);

     o    by electing to receive annuity payments; or

     o    when a death benefit is paid to your beneficiary.

     In general, withdrawals can only be made during the accumulation period. When you make a complete withdrawal, you will receive the value of the contract on the day you made the withdrawal, (i) less any applicable contingent deferred sales charge; (ii) less any contract maintenance charge; and (iii) less any applicable premium tax. This amount is the contract withdrawal value.

     You must tell us which account (investment portfolio(s), and/or the fixed account) you want the partial withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any investment portfolio, or the fixed account must be at least $500. We require that after a partial withdrawal is made, that at least $500 is left in at least one investment portfolio. If you do not have at least $500 in one investment portfolio, we reserve the right to terminate the contract and pay you the contract withdrawal value.

     Once we receive your written request for a withdrawal from an investment portfolio we will pay the amount of any withdrawal within 7 days.

     INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

     The systematic withdrawal program allows you to choose to receive your automatic payments either monthly, quarterly, semi-annually or annually. You must have at least $5,000 in your contract to start the program. You can instruct us to withdraw a specific amount which can be a percentage of the value of your contract or a dollar amount. All systematic withdrawals will be withdrawn from the fixed account and investment portfolios on a pro-rata basis. The systematic withdrawal program will end any time you designate or when the contract value is exhausted, whichever occurs first. If you make a partial withdrawal outside the program and the value of your contract is less than $5,000 the program will automatically terminate. We do not have any charge for this program, however, the withdrawal may be subject to a contingent deferred sales charge.

     You may not participate in the systematic withdrawal program and the dollar cost averaging program at the same time.

     INCOME  TAXES,  TAX  PENALTIES  AND  CERTAIN   RESTRICTIONS  (UNDER  403(B)
CONTRACTS, SEE "TAXES--WITHDRAWALS--TAX-SHELTERED ANNUITIES") MAY APPLY TO SYSTEMATIC WITHDRAWALS.

SUSPENSION OF PAYMENTS OR TRANSFERS

     We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

     1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     2. trading on the New York Stock Exchange is restricted;

     3. an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios;

     4. during any other period when the SEC, by order, so permits for the protection of owners.

     We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

DEATH BENEFIT

UPON YOUR DEATH DURING THE
ACCUMULATION PERIOD

     If you, or your joint owner, die before annuity payments begin, we will pay a death benefit to your beneficiary. If you have a joint owner, the surviving joint owner will be treated as the primary beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary.

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DEATH BENEFIT AMOUNT DURING  THE
ACCUMULATION PERIOD

     If death occurs prior to age 80, the amount of the death benefit will be the greater of:

     (1) the value of your contract as of the business day we receive proof of death and a payment election; or

     (2) the total purchase payments you have made, less any adjusted partial withdrawals and contingent deferred sales charges.

     If you are age 80 or over, the death benefit will be equal to the value of your contract.

     OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT. For an extra charge, at the time you purchase the contract, you can choose the optional guaranteed minimum death benefit option. Under this option, if you die before age 80, the death benefit will be the greater of:

     (1)  the  total  purchase   payments  you  have  made,   less  all  partial
withdrawals, contingent deferred sales charges and any applicable premium taxes;

     (2) the value of your contract as of the business day we receive proof of death and a payment election; or

     (3) the largest contract value on any contract anniversary before the owner or joint owner's death, less any adjusted partial withdrawals, and limited to no more than twice the amount of purchase payments paid less any adjusted partial withdrawals.

     Adjusted partial withdrawal means:

     o the amount of the partial withdrawal (including the applicable contingent deferred sales charges and premium taxes); multiplied by

     o the amount of the death benefit just before the partial withdrawal; divided by

     o    the value of your contract just before the partial withdrawal.

     If death occurs at age 80 or later, the death benefit will be the greater of: (1) the contract value as of the business day we receive proof of death and a payment election; or (2) the death benefit as of the last contract anniversary before your 80th birthday, less any adjusted partial withdrawal.

     If joint owners are named, the death benefit is determined based on the age of the oldest owner and is payable on the first death. If the owner is a non-natural person, the death of an annuitant will be treated as the death of the owner.

     This benefit may not be available in your state.

     The value of your contract for purposes of calculating any death benefit amount will be determined as of the business day we receive due proof of death and an election for the payment method (see below). After the death benefit amount is calculated, it will remain in the investment portfolios and/or the fixed account until distribution begins. Until we distribute the death benefit amount, the death benefit amount in the investment portfolios will be subject to investment risk.

PAYMENT OF THE DEATH BENEFIT
DURING THE ACCUMULATION PERIOD

     Unless already selected by you, a beneficiary must elect the death benefit to be paid under one of the options described below in the event of your death during the accumulation period.

     OPTION 1 - lump sum payment
of the death benefit; or

     OPTION 2 - the payment of the entire death benefit within 5 years of the date of death of the owner or any joint owner; or

     OPTION 3 - payment of the death benefit under an annuity option over the lifetime of the beneficiary, or over a period not extending beyond the life expectancy of the beneficiary, with distribution beginning within 1 year of the date of your death or of any joint owner.

     Any portion of the death benefit not applied under Option 3 within 1 year of the date of your death, or that of a joint owner, must be distributed within 5 years of the date of death.

     Unless you have previously designated one of the payment options above, a beneficiary who is a spouse of the owner may elect to:

     o continue the contract in his or her own name at the then current contract value;

     o    elect a lump sum payment of the death benefit; or

     o    apply the death benefit to an annuity option.

     If a lump sum payment is requested, the amount will be paid within 7 days, unless the suspension of payments provision is in effect. Payment to the beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by us of proof of death.


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DEATH OF CONTRACT OWNER DURING
THE ANNUITY PERIOD

     If you or a joint owner, who is not the annuitant, dies during the annuity period, any remaining payments under the annuity option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of the owner's or joint owner's death. Upon the owner's or joint owner's death during the annuity period, the beneficiary becomes the owner.

DEATH OF ANNUITANT

     If the annuitant, who is not an owner or joint owner, dies during the accumulation period, you will automatically become the annuitant. You may designate a new annuitant subject to our approval. If the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

     Upon the death of the annuitant during the annuity period, the death benefit, if any, will be as provided for in the annuity option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

ANNUITY PAYMENTS
(THE ANNUITY PERIOD)

     Under the contract you can receive regular income payments. We call these payments annuity payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month and cannot be any earlier than 90 days after we issue the contract. Annuity payments must begin by the earlier of the annuitant's 90th birthday or the maximum date allowed by law. To receive the guaranteed minimum income benefit, there are certain annuity date requirements (see below). The annuitant is the person whose life we look to when we determine annuity payments. You can change the annuity date at any time prior to 30 days of the annuity date by providing us with a written request.

     You can also choose among income plans. We call those annuity options. You can elect an annuity option by providing us with a written request. You can change the annuity option any time before 30 days of the annuity date. If you do not choose an annuity option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

     During the annuity period, you can choose to have payments come from the investment portfolios, the fixed account or both. If you do not tell us otherwise, your annuity payments will be based on the investment allocations in the investment portfolios and fixed account that were in place on the annuity date.

ANNUITY PAYMENT AMOUNT

     If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

     1) The value of your contract in the investment portfolio(s) on the annuity date;

     2) The 3% or 5% (as you selected) assumed investment rate used in the annuity table for the contract; and

     3) The performance of the investment portfolio(s) you selected.

     You can choose either a 3% or a 5% assumed investment rate. If the actual performance exceeds the 3% or 5% (as you selected) assumed investment rate, your annuity payments will increase. Similarly, if the actual rate is less than 3% or 5% (as you selected) your annuity payments will decrease.

     On the annuity date, the value of your contract, less any premium tax, less any contingent deferred sales charge, and less any contract maintenance charge will be applied under the annuity option you selected. If you select an annuity date that is on or after the 5th contract anniversary, and you choose an annuity option that has a life contingency for a minimum of 5 years, we will apply the value of your contract, less any premium tax and less any contract maintenance charge to the annuity option you elect.

     Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment. In that case, we may make a single lump sum payment to you instead of annuity payments. Likewise, if your annuity payments would be less than $50 a month, we have the right to change the frequency of payments so that your annuity payments are at least $50.



24
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                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
--------------------------------------------------------------------------------

     OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT. For an extra charge, you can elect the guaranteed minimum income benefit. You may not select this benefit unless you also select the optional guaranteed minimum death benefit.

     Under the guaranteed minimum income benefit, a guaranteed minimum amount will be applied to your annuity option to provide annuity payments. Prior to your 80th birthday, this amount is equal to:

     1)   the largest contract value on any contract anniversary; less

     2)   any adjusted partial withdrawals.

     This amount is limited to no more than twice the amount of purchase payments made less any adjusted partial withdrawals.

     Adjusted partial withdrawal is equal to the partial withdrawal amount, including the contingent deferred sales charge and any applicable premium taxes; multiplied by the amount of the guaranteed minimum income benefit just before the partial withdrawal; divided by the value of your contract just before the partial withdrawal.

     The guaranteed minimum income amount after your 80th birthday is equal to the greater of (1) the value of your contract, less any premium tax, less any contingent deferred sales charge, and less any contract maintenance charge; or
(2) the guaranteed minimum income benefit as of the last contract anniversary before your 80th birthday less any adjusted partial withdrawals.

     If you elect this benefit, the following limitations will apply:

     o You must choose either annuity option 2 or 4, unless otherwise agreed to by us. If you do not choose an annuity option, Annuity Option 2. Life Income With Period Certain, will be applied.

     o If you are age 50 or over on the date we issue the contract, the annuity date must be on or after the later of your 65th birthday, or the 7th contract anniversary.

     o If you are under age 50 on the date we issue your contract, the annuity date must be on or after the 15th contract anniversary.

     o The annuity date selected must occur within 30 days following a contract anniversary.

     o If there are joint owners, the age of the oldest owner will be used to determine the guaranteed minimum income benefit. If the contract is owned by a non-natural person, then owner will mean the annuitant for purposes of this benefit.

     On the annuity date, the initial income benefit will not be less than the guaranteed minimum income benefit base applied to the guaranteed annuity payment factors under the annuity option elected.

     This benefit may not be available in your state.

ANNUITY OPTIONS

     You can choose one of the following annuity options or any other annuity option which is acceptable to us. After annuity payments begin, you cannot change the annuity option.

     OPTION 1. Income for a Specified Period. We will pay income for a specific number of years in equal installments. However, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

     OPTION 2. Life Income With Period Certain. We will make monthly annuity payments so long as the annuitant is alive and then for a specified period certain. If an annuitant, who is not the owner, dies before we have made all of the payments, we will continue to make the payments for the remainder of the guaranteed period to you. If you do not want to receive payments, you can request a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

     OPTION 3. Income of Specified Amount. We will pay income of a specified amount until the principal and interest are exhausted. However, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

     OPTION 4. Joint And Survivor Annuity. We will make monthly annuity payments so long as the annuitant and a joint annuitant are both alive. The annuitant must be at least 50 years old, and the joint annuitant must be at least 45 years old at the time of the first payment.

--------------------------------------------------------------------------------

TAXES

     NOTE: WE HAVE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

     Annuity contracts are a means of setting aside money for future needs, usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

     Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as TAX-DEFERRAL. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract -- qualified or non-qualified (see following sections).

     You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

   When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS

     If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an Individual Retirement Annuity (IRA), your contract is referred to as a NON-QUALIFIED CONTRACT.

     If you purchase the contract under a pension plan, specially sponsored program or an IRA, your contract is referred to as a QUALIFIED CONTRACT.

WITHDRAWALS--NON-QUALIFIED CONTRACTS

     If you make a withdrawal from your contract, the Code generally treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

     The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after you reach age 591/2;
     (2)  paid after you die;
     (3) paid if you become totally disabled (as that term is defined in the Code);
     (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;
     (5)  paid under an immediate annuity; or
     (6) which are allocable to purchase payments made prior to August 14, 1982.

WITHDRAWALS--QUALIFIED CONTRACTS

     If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

     The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after you reach age 591/2;
     (2)  paid after you die;
     (3) paid if you become totally disabled (as that term is defined in the Code);

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 ACCOUNT H
                                                              INDIVIDUAL ANNUITY
--------------------------------------------------------------------------------

     (4) paid to you after leaving your employment in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;
     (5) paid to you after you have attained age 55 and you have left your employment;
     (6)  paid for certain allowable medical expenses (as defined in the Code);
     (7)  paid pursuant to a qualified domestic relations order;
     (8)  paid from an IRA for medical insurance (as defined in the Code);
     (9)  paid from an IRA for qualified higher education expenses; or
     (10) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

     The  exceptions in (5) and (7) above do not apply to IRAs. The exception in
(4) above applies to IRAs but without the requirement of leaving employment.

     We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS--TAX-SHELTERED ANNUITIES

     The Code limits the withdrawal of amounts attributable to purchase payments made by owners under a salary reduction agreement. Withdrawals can only be made when a contract owner:

     (1)  reaches age 591/2;
     (2)  leaves his or her job;
     (3)  dies;
     (4)  becomes disabled (as that term is defined in the Code);
     (5)  in the case of hardship; or
     (6) pursuant to a qualified domestic relations order, if otherwise permitted.

     However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

DIVERSIFICATION

     The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the investment portfolios are being managed so as to comply with the requirements.

INVESTOR CONTROL

     Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not us would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent under federal tax law, owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment portfolios.

     Due to the uncertainty in this area, we reserve the right to modify the contract as reasonably deemed necessary to maintain favorable tax treatment.

PERFORMANCE

     We may periodically advertise performance of the annuity investment in the various investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the fees and expenses of the investment portfolio. It does not reflect the deduction of any applicable contract maintenance charge and contingent deferred sales charge. The deduction of any applicable contract maintenance charge and contingent deferred sales charge would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include standardized average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charge, contingent deferred sales charge and the fees and expenses of the investment portfolio. Any performance advertised will reflect the bonus credits applied to a contract.

     For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corre-

--------------------------------------------------------------------------------

sponding portfolios, modified to reflect the charges and expenses of the contract as if the contract had been in existence during the period stated in the advertisement. These figures should not be interpreted to reflect actual historical performance.

     We may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

OTHER INFORMATION

THE SEPARATE ACCOUNT

     We established a separate account, Conseco Variable Annuity Account H (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Texas Insurance law on November 1, 1999. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940.

     The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

     The obligations under the contracts are obligations of Conseco Variable.

DISTRIBUTOR

     Conseco Equity Sales, Inc. (CES), 11815 N. Pennsylvania Street, Carmel, Indiana 46032, acts as the distributor of the contracts. CES, our affiliate, is registered as a broker-dealer under the Securities Exchange Act of 1934. CES is a member of the National Association of Securities Dealers, Inc.

     Commissions will be paid to broker-dealers who sell the contracts. Broker-dealer commissions may cost up to 8.50% of purchase payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

OWNERSHIP

     OWNER. You, as the OWNER of the contract, have all the rights under the contract. The owner is as designated at the time the contract is issued, unless changed. You can change the owner at any time. A change will automatically revoke any prior owner designation. The change request must be in writing.

     JOINT OWNER. The contract can be owned by JOINT OWNERS. Any joint owner must be the spouse of the other owner (except where not permitted under state law). Upon the death of either joint owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated in a written notice.

BENEFICIARY

     The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

ASSIGNMENT

     You can assign the contract at any time during your lifetime. We will not be bound by the assignment until we receive the written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. An assignment may be a taxable event.

     If the contract is issued pursuant to a qualified plan, there are limitations on your ability to assign the contract.

FINANCIAL STATEMENTS

     Our consolidated financial statements have been included in the Statement of Additional Information. There are no financial statements for the Separate Account because the Separate Account commenced operations as of the date of this prospectus.

--------------------------------------------------------------------------------

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION

Company

Independent Accountants

Legal Opinions

Distribution

Reduction or Elimination of Contingent Deferred
   Sales Charge

Calculation of Performance Information

Federal Tax Status

Annuity Provisions

Financial Statements


--------------------------------------------------------------------------------

If you would like a free copy of the Statement of Additional Information dated February 11, 2000 for this Prospectus, please complete this form, detach, and mail to:

                       Conseco Variable Insurance Company
                              Administrative Office
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032

Gentlemen:

Please send me a free copy of the Statement of Additional Information for the Conseco Variable Annuity Account H fixed and variable annuity at the following address:

Name:
     ---------------------------------------------------------------------------

Mailing Address:
                ----------------------------------------------------------------


--------------------------------------------------------------------------------

                                   Sincerely,


               --------------------------------------------------
                                   (Signature)

--------------------------------------------------------------------------------

                       Conseco Variable Insurance Company
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032




(C) 2000, Conseco Variable Insurance Company

                                                                      [LOGO](SM)
                                                                C O N S E C O(R)
                                                                    Step up.(SM)





                               ANNUITIES ARE NOT FDIC INSURED. ANNUITIES ARE NOT
                     OBLIGATIONS OF ANY BANK. THE FINANCIAL INSTITUTION DOES NOT
                       GUARANTEE PERFORMANCE BY THE INSURER ISSUING THE ANNUITY,
                                          NOR IS IT INSURED BY THE FDIC, NCUSIF,
                                                    OR ANY OTHER FEDERAL ENTITY.

                                                        [LOGO: NOT AN FDIC BANK]

             CONSECO EQUITY SALES, INC., IS A BROKER-DEALER FOR CONSECO VARIABLE INSURANCE COMPANY. CONSECO EQUITY SALES IS THE PRINCIPAL UNDERWRITER OF
   VARIABLE ANNUITY PRODUCTS, AND THE SECURITIES WITHIN, THAT ARE ISSUED THROUGH
          CONSECO VARIABLE INSURANCE COMPANY. BOTH COMPANIES ARE SUBSIDIARIES OF CONSECO, INC., A FINANCIAL SERVICES ORGANIZATION HEADQUARTERED IN CARMEL,
            INDIANA. CONSECO, THROUGH ITS SUBSIDIARY COMPANIES, HELPS 12 MILLION
                              CUSTOMERS STEP UP TO A BETTER, MORE SECURE FUTURE.

                            CONSECO EQUITY SALES, INC., IS A MEMBER OF THE NASD.

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                    11815 N. Pennsylvania Street
                                                                Carmel, IN 46032

                                                            CV205 (2/00)   07792
                                      (C)2000 Conseco Variable Insurance Company

                                                                     conseco.com
[LOGO: INSURANCE MARKETPLACE
STANDARDS ASSOCIATION]

            CONSECO, THE OFFICIAL FINANCIAL SERVICES PROVIDER OF [LOGO: NASCAR].